Pension and Other Postretirement Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended												11 Months Ended	12 Months Ended											11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 29, 2012	Apr. 28, 2013	Dec. 29, 2013 Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Fair Value, Inputs, Level 3 [Member]	Apr. 27, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2013 Equity Securities [Member]	Apr. 29, 2012 Equity Securities [Member]	Apr. 28, 2013 Equity Securities [Member]	Dec. 29, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2013 Debt Securities [Member]	Apr. 29, 2012 Debt Securities [Member]	Apr. 28, 2013 Debt Securities [Member]	Dec. 29, 2013 Real Estate [Member]	Apr. 29, 2012 Real Estate [Member]	Apr. 28, 2013 Real Estate [Member]	Dec. 29, 2013 Cash and Cash Equivalents [Member]	Apr. 29, 2012 Cash and Cash Equivalents [Member]	Apr. 28, 2013 Cash and Cash Equivalents [Member]	Dec. 29, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2013 Equity Funds [Member]	Apr. 28, 2013 Equity Funds [Member]	Apr. 29, 2012 Equity Funds [Member]	Dec. 29, 2013 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2013 Fixed Income Funds [Member]	Apr. 28, 2013 Fixed Income Funds [Member]	Apr. 29, 2012 Fixed Income Funds [Member]	Dec. 29, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Fixed Income Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Fixed Income Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Fixed Income Funds [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Fixed Income Funds [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 27, 2011 Fixed Income Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 29, 2013 Other Investments [Member]	Apr. 28, 2013 Other Investments [Member]	Apr. 29, 2012 Other Investments [Member]	Dec. 29, 2013 Other Investments [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 28, 2013 Other Investments [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 29, 2012 Other Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 29, 2013 Other Investments [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 28, 2013 Other Investments [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 29, 2012 Other Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 29, 2013 Other Investments [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 28, 2013 Other Investments [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 29, 2012 Other Investments [Member] Fair Value, Inputs, Level 3 [Member]	Apr. 27, 2011 Other Investments [Member] Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	100.00%	100.00%	100.00%											53.00%	61.00%	62.00%										26.00%	31.00%	29.00%	8.00%	7.00%	8.00%	13.00%	1.00%	1.00%
Equity securities, target allocation	100.00%	100.00%												58.00%	59.00%											33.00%	32.00%		8.00%	8.00%		1.00%	1.00%
Fair value of plan assets	$ 3,654,688	$ 3,140,834	$ 3,379,143	$ 872,537	$ 1,121,168	$ 1,056,416	$ 2,474,036	$ 1,989,858	$ 1,857,698	$ 308,115	$ 268,117	$ 226,720	$ 140,744	$ 624,154	$ 822,184	$ 882,081	$ 624,154	$ 882,081	$ 822,184	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0							$ 478,103	$ 29,310	$ 20,151	$ 77,761	$ 6,787	$ 10,335	$ 400,342	$ 13,364	$ 18,975	$ 0	$ 0	$ 0	$ 1,313,307	$ 1,239,834	$ 1,091,610	$ 126,001	$ 182,723	$ 147,865	$ 1,187,306	$ 1,057,111	$ 943,745	$ 0	$ 0	$ 0	$ 942,244	$ 980,296	$ 981,496	$ 44,621	$ 49,577	$ 76,032	$ 886,388	$ 919,383	$ 894,978	$ 11,235	$ 11,336	$ 10,486	$ 9,649	$ 296,880	$ 256,781	$ 216,234	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 296,880	$ 256,781	$ 216,234	$ 131,095